As filed with the Securities and Exchange Commission on October 31, 1996


                                        Securities Act registration no. 33-23997
                                        Investment Company Act file no. 811-5602
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-1A

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             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                         POST-EFFECTIVE AMENDMENT NO. 8                    [X]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

                                AMENDMENT NO. 10                           [X]


                               FASCIANO FUND, INC.
                                  (Registrant)

                        190 S. LaSalle Street, Suite 2800
                             Chicago, Illinois 60603

                         Telephone number:  312/444-6050

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     Michael F. Fasciano                               Janet D. Olsen
     Fasciano Company, Inc.                            Bell, Boyd & Lloyd
     Suite 2800                                        Suite 3200
     190 S. LaSalle Street                             70 West Madison Street
     Chicago, Illinois  60603                          Chicago, Illinois  60602


                              (Agents for service)

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                  Amending Parts A, B and C and filing exhibits

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          It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of rule 485
     -----
       X       on November 1, 1996 pursuant to paragraph (b) of  rule 485
     -----
               60 days after filing pursuant to paragraph (a)(1) rule 485(a)
     -----
               on __________ pursuant to paragraph (a)(1) rule 485(a)
     -----
               75 days after filing pursuant to paragraph (a)(2) of rule 485
     -----
               on __________ pursuant to paragraph (a)(2) of rule 485
     -----
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 Registrant has elected to register an indefinite number of securities pursuant to Rule 24f-2. Registrant filed its Rule 24f-2 Notice for the fiscal year ended June 30, 1996 on August 29, 1996.


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                   INDEX OF EXHIBITS FILED WITH THIS AMENDMENT


Exhibit
Number    EDGAR       Exhibit

     1    Ex 99.B1    Restated articles of incorporation

     2    Ex 99.B2    Bylaws

     5    Ex 99.B5    Investment advisory agreement with Fasciano Company,
                      Inc.

     8    Ex 99.B8    Custody agreement with Firstar Trust Company
                      (formerly First Wisconsin Trust Company)

     9    Ex 99.B9A   Shareholder servicing agreement with Firstar Trust
                      Company (formerly First Wisconsin Trust Company)

     10   Ex 99.B10   Opinion of Bell, Boyd & Lloyd dated November 3, 1988

     11   Ex 99.B11   Consent of independent public accountants

          Ex 27       Financial Data Schedule


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                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois on October 31, 1996.



                                   FASCIANO FUND, INC.



                                   By /s/ Michael F. Fasciano
                                      -----------------------
                                      Michael F. Fasciano, President

          Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

    Name                           Title                    Date
    ----                           -----                    ----

/s/ Michael F. Fasciano       Director, President and       )
-----------------------         Treasurer (principal        )
 Michael F. Fasciano            executive and               )
                                financial officer)          )
                                                            )
                                                            )

/s/ David R. Long             Director                      )   October 31, 1996
-----------------------                                     )
 David R. Long                                              )

                                                            )
                                                            )
                                                            )
/s/ Susan N. Fasciano         Director                      )
-----------------------
 Susan N. Fasciano                                          )
                                                            )
                                                            )
                                                            )